Segment Reporting - Schedule of Segment Reporting Information about Company (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Segment Reporting Information [Line Items]
Cost of revenue	$ 33,430,822	$ 20,556,763	$ 12,357,934
Operating expenses:
General and administrative	10,678,289	5,425,015	3,046,037
Selling & Distribution expense	883,215	1,107,215	294,587
Research and development expenses	7,945,137	7,448,583	3,546,155
Total operating expenses	19,506,641	13,980,813	6,886,779
Income before income taxes	(18,639,247)	12,984,700	7,649,346
Income tax expense	663,238	847,448	1,098,087
Net Income	(19,302,485)	12,137,252	6,551,259
Virtual Technology Service [Member]
Segment Reporting Information [Line Items]
Revenue	33,113,913	20,900,022	15,382,324
Digital Asset Development and Others [Member]
Segment Reporting Information [Line Items]
Revenue	$ 22,827,370	$ 20,260,931	$ 11,507,587